Amplify COWS Covered Call ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Communication Services - 2.5%
T-Mobile US, Inc. (a)	2,488	$ 417,312

Consumer Discretionary - 9.2%
Booking Holdings, Inc. (a)	2,883	513,866
Hasbro, Inc. (a)	5,609	463,247
Williams-Sonoma, Inc. (a)	2,231	520,046
		1,497,159

Consumer Staples - 2.8%
Constellation Brands, Inc. - Class A (a)	3,244	451,208

Energy - 8.4%
Cheniere Energy, Inc. (a)	1,915	457,704
EQT Corp. (a)	8,772	466,407
Range Resources Corp. (a)	11,793	438,582
		1,362,693

Financials - 14.5%
Apollo Global Management, Inc. (a)	2,064	244,192
Evercore, Inc. - Class A (a)	794	271,103
FactSet Research Systems, Inc. (a)	1,086	249,867
Intercontinental Exchange, Inc. (a)	1,929	237,479
Jack Henry & Associates, Inc. (a)	2,122	292,284
KKR & Co., Inc. (a)	2,847	261,298
Marsh & McLennan Cos., Inc. (a)	1,620	270,006
Raymond James Financial, Inc. (a)	1,797	273,198
SEI Investments Co. (a)	3,048	267,340
		2,366,767

Health Care - 10.7%
Cencora, Inc. (a)	1,642	464,653
Cigna Group (a)	1,559	429,785
McKesson Corp. (a)	583	440,515
Zoetis, Inc. (a)	5,678	408,021
		1,742,974

Industrials - 28.9% (b)
AECOM (a)	6,728	469,614
Allison Transmission Holdings, Inc. (a)	4,056	457,273
Booz Allen Hamilton Holding Corp. (a)	3,502	212,466
FedEx Corp. (a)	1,447	453,099
Leidos Holdings, Inc. (a)	2,225	229,108
Oshkosh Corp. (a)	3,635	557,900
Owens Corning (a)	4,011	637,589
Pentair PLC (a)	6,463	495,454
SS&C Technologies Holdings, Inc. (a)	6,760	419,458
Tetra Tech, Inc. (a)	16,998	491,072
TransUnion (a)	3,990	287,839
		4,710,872

Information Technology - 10.7%

Accenture PLC - Class A (a)	1,587		197,486
Cognizant Technology Solutions Corp. - Class A (a)	5,223		202,287
Intuit, Inc. (a)	1,624		423,864
Roper Technologies, Inc. (a)	1,382		467,655
TD SYNNEX Corp. (a)	1,724		460,894
			1,752,186

Materials - 8.7%
Avery Dennison Corp. (a)	2,957		480,069
Commercial Metals Co. (a)	6,273		393,631
Crown Holdings, Inc. (a)	4,835		540,650
			1,414,350
TOTAL COMMON STOCKS (Cost $16,233,460)			15,715,521

AFFILIATED EXCHANGE TRADED FUNDS - 4.6%	Shares		Value
Amplify Cash Flow Dividend Leaders ETF (c)	20,666		745,646
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $707,948)			745,646

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.57% (d)	66,052		66,052
TOTAL MONEY MARKET FUNDS (Cost $66,052)			66,052

TOTAL INVESTMENTS - 101.4% (Cost $17,007,460)			16,527,219
Liabilities in Excess of Other Assets - (1.4)%		(0.01403)	(228,723)
TOTAL NET ASSETS - 100.0%			$ 16,298,496

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Amplify COWS Covered Call ETF
Schedule of Written Options
June 30, 2026 (Unaudited)

WRITTEN OPTIONS - (1.4)%	Notional Amount	Contracts	Value
Call Options - (1.4)% (a)(b)
Accenture PLC, Expiration: 07/17/2026; Exercise Price: $145.00	$ (186,660)	(15)	$ (600)
AECOM, Expiration: 07/17/2026; Exercise Price: $75.00	(425,780)	(61)	(2,745)
Allison Transmission Holdings, Inc., Expiration: 07/17/2026; Exercise Price: $130.00	(417,138)	(37)	(2,313)
Apollo Global Management, Inc., Expiration: 07/17/2026; Exercise Price: $148.00	(224,789)	(19)	(1,330)
Avery Dennison Corp., Expiration: 07/17/2026; Exercise Price: $170.00	(438,345)	(27)	(4,860)
Booking Holdings, Inc., Expiration: 07/17/2026; Exercise Price: $200.00	(499,072)	(28)	(1,680)
Booz Allen Hamilton Holding Corp.

Expiration: 07/17/2026; Exercise Price: $70.00	(103,139)	(17)	(297)
Expiration: 07/17/2026; Exercise Price: $75.00	(103,139)	(17)	(128)
Cencora, Inc., Expiration: 07/17/2026; Exercise Price: $290.00	(424,470)	(15)	(5,775)
Cheniere Energy, Inc., Expiration: 07/17/2026; Exercise Price: $260.00	(430,218)	(18)	(2,295)
Cigna Group, Expiration: 07/17/2026; Exercise Price: $300.00	(413,520)	(15)	(1,237)
Cognizant Technology Solutions Corp., Expiration: 07/17/2026; Exercise Price: $47.50	(193,650)	(50)	(625)
Commercial Metals Co., Expiration: 07/17/2026; Exercise Price: $80.00	(382,775)	(61)	(3,203)
Constellation Brands, Inc., Expiration: 07/02/2026; Exercise Price: $155.00	(417,270)	(30)	(1,350)
Crown Holdings, Inc., Expiration: 07/17/2026; Exercise Price: $110.00	(514,372)	(46)	(17,020)
EQT Corp., Expiration: 07/17/2026; Exercise Price: $55.00	(446,628)	(84)	(6,258)
Evercore, Inc., Expiration: 07/17/2026; Exercise Price: $410.00	(239,008)	(7)	(753)
FactSet Research Systems, Inc., Expiration: 07/17/2026; Exercise Price: $260.00	(230,080)	(10)	(4,250)
FedEx Corp., Expiration: 07/17/2026; Exercise Price: $347.50	(407,069)	(13)	(2,171)
Hasbro, Inc., Expiration: 07/17/2026; Exercise Price: $92.50	(445,986)	(54)	(2,565)
Intercontinental Exchange, Inc., Expiration: 07/17/2026; Exercise Price: $131.00	(221,598)	(18)	(1,620)
Intuit, Inc., Expiration: 07/17/2026; Exercise Price: $275.00	(391,500)	(15)	(9,975)
Jack Henry & Associates, Inc.
Expiration: 07/17/2026; Exercise Price: $130.00	(123,966)	(9)	(8,190)
Expiration: 07/17/2026; Exercise Price: $135.00	(123,966)	(9)	(5,040)
KKR & Co., Inc., Expiration: 07/17/2026; Exercise Price: $108.00	(238,628)	(26)	(650)
Leidos Holdings, Inc.
Expiration: 07/17/2026; Exercise Price: $110.00	(102,970)	(10)	(1,050)
Expiration: 07/17/2026; Exercise Price: $115.00	(102,970)	(10)	(475)
Marsh & McLennan Cos., Inc., Expiration: 07/17/2026; Exercise Price: $170.00	(250,005)	(15)	(3,450)
McKesson Corp., Expiration: 07/17/2026; Exercise Price: $800.00	(377,800)	(5)	(2,050)
Oshkosh Corp.
Expiration: 07/17/2026; Exercise Price: $155.00	(153,480)	(10)	(4,900)
Expiration: 07/17/2026; Exercise Price: $160.00	(368,352)	(24)	(7,380)
Owens Corning
Expiration: 07/17/2026; Exercise Price: $140.00	(302,024)	(19)	(38,950)
Expiration: 07/17/2026; Exercise Price: $145.00	(302,024)	(19)	(30,875)
Pentair PLC, Expiration: 07/17/2026; Exercise Price: $80.00	(475,292)	(62)	(5,270)
Range Resources Corp., Expiration: 07/17/2026; Exercise Price: $40.00	(427,685)	(115)	(3,162)
Raymond James Financial, Inc., Expiration: 07/17/2026; Exercise Price: $165.00	(243,248)	(16)	(240)
Roper Technologies, Inc.
Expiration: 07/17/2026; Exercise Price: $350.00	(203,034)	(6)	(4,140)
Expiration: 07/17/2026; Exercise Price: $360.00	(203,034)	(6)	(1,890)
SEI Investments Co., Expiration: 07/17/2026; Exercise Price: $100.00	(254,359)	(29)	(1,377)
SS&C Technologies Holdings, Inc., Expiration: 07/17/2026; Exercise Price: $70.00	(415,735)	(67)	(3,350)
TD SYNNEX Corp., Expiration: 07/17/2026; Exercise Price: $330.00	(401,010)	(15)	(1,125)
Tetra Tech, Inc., Expiration: 07/17/2026; Exercise Price: $30.00	(476,685)	(165)	(9,075)
T-Mobile US, Inc., Expiration: 07/02/2026; Exercise Price: $190.00	(402,552)	(24)	(60)
TransUnion, Expiration: 07/17/2026; Exercise Price: $72.50	(281,346)	(39)	(9,750)
Williams-Sonoma, Inc.
Expiration: 07/17/2026; Exercise Price: $240.00	(139,860)	(6)	(2,550)
Expiration: 07/17/2026; Exercise Price: $250.00	(326,340)	(14)	(2,485)
Zoetis, Inc., Expiration: 07/17/2026; Exercise Price: $85.00	(395,230)	(55)	(1,375)
TOTAL WRITTEN OPTIONS (Premiums received $125,691)			$ (221,909)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Amplify COWS Covered Call ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 15,715,521	$ –	$ –	$ 15,715,521
Affiliated Exchange Traded Funds	745,646	–	–	745,646
Money Market Funds	66,052	–	–	66,052
Total Investments	$ 16,527,219	$ –	$ –	$ 16,527,219

Liabilities:
Investments:
Written Options	$ –	$ (221,909)	$ –	$ (221,909)
Total Investments	$ –	$ (221,909)	$ –	$ (221,909)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Amplify COWS Covered Call ETF - Transactions with Affiliates
	Value as of September 30, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2026	Shares as of June 30, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Amplify Cash Flow Dividend Leaders ETF	$ 494,641	$ 984,637	$ (780,469)	$ 9,697	$ 37,140	$ 745,646	20,666	$ 5,005	$ –
	$ 494,641	$ 984,637	$ (780,469)	$ 9,697	$ 37,140	$ 745,646	20,666	$ 5,005	$ –